Submission	May 28, 2025
Submission [Line Items]
Central Index Key	0001133421
Registrant Name	NORTHROP GRUMMAN CORP /DE/
Registration File Number	333-270497
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES